Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Recent Accounting Pronouncements

3.      RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04, - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (ASU 2011-04) (codified within ASC Topic 820).  ASU 2011-04 gives value the same meaning between U.S. GAAP and IFRS and improves consistency of disclosures relating to fair value.  ASU 2011-04 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-04 will have a material impact on its consolidated financial position, results of operations and cash flows.

In June 2011, the FASB issued ASU No. 2011-05, - Comprehensive Income: Presentation of Comprehensive Income (ASU 2011-05) (codified within ASC Topic 220).  ASU 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-05 will have a material impact on its consolidated financial position, results of operations and cash flows and the presentation of comprehensive income.
In September 2011, the FASB issued ASU No. 2011-08, - Testing Goodwill for Impairment (ASU 2011-08) (codified within ASC Topic 350).  ASU 2011-08 simplifies how entities, both public and non-public, test goodwill for impairment.  The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350.  ASU 2011-08 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-08 will have a material impact on its consolidated financial position, results of operations and cash flows.
In December 2011, the FASB issued ASU No. 2011-11, - Balance Sheet: Disclosures about Offsetting Assets and Liabilities (ASU 2011-11) (codified within ASC Topic 210).  ASU 2011-11 intends to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of ASU 2011-11.  ASU 2011-11 is effective for fiscal years beginning after January 1, 2013.  The Company does not expect the adoption of ASU 2011-11 will have a material impact on its consolidated financial position, results of operations and cash flows.
In December 2011, the FASB issued ASU No. 2011-12, - Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12) (codified within ASC Topic 220).  ASU 2011-12 intends to supersede certain pending paragraphs in ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, to effectively defer only those changes therein that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income.  ASU 2011-12 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-12 will have a material impact on its consolidated financial position, results of operations and cash flows.